COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales excluding depletion, depreciation and amortization [Abstract]
Contractors and services	$ 316.0	$ 307.7
Employee compensation and benefits expenses (Note 9)	229.5	264.0
Repairs and maintenance	136.6	138.6
Power	62.4	66.6
Materials and supplies	286.8	293.0
Change in inventories, impact of foreign currency, royalties, sales taxes and other	(21.5)	(27.5)
Cost of sales excluding depletion, depreciation and amortization	$ 1,010.0	$ 1,042.4	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.